Consolidated Statements of Changes in Stockholders' Equity (USD $)	Convertible Preferred STock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning balance, amount at Mar. 31, 2012		$ 0	$ 134,499,000	$ (3,053,000)	$ (132,314,000)	$ (868,000)
Beginning balance, shares at Mar. 31, 2012		4,144,206
Issuance of common stock offering, net of commissions, expenses and other offering costs, shares		1,569,286
Issuance of common stock offering, net of commissions, expenses and other offering costs, amount		1,000	4,941,000			4,942,000
Issuance of convertible preferred stock offering, net of commissions, expenses and other offering costs, shares	1,000
Issuance of convertible preferred stock offering, net of commissions, expenses and other offering costs, amount			907,000			907,000
Fair value of common stock purchase warrants issued with a cash settlement provision			(2,347,000)			(2,347,000)
Conversion of convertible preferred stock into common stock, shares	(1,000)	158,730
Issuance of common stock in conenction with exercise of stock options, shares		9,878
Issuance of common stock in conenction with exercise of stock options, amount			28,000			28,000
Issuance of common stock for services, shares		71,534
Issuance of common stock for services, amount			443,000			443,000
Issuance of common stock to settle obligations, shares		12,232
Issuance of common stock to settle obligations, amount			51,000			51,000
Fair value of common stock issued in connection with stock purchase agreement, shares		617,284
Fair value of common stock issued in connection with stock purchase agreement, amount			3,500,000			3,500,000
Reclassification of liability to equity related to the modification of common stock purchase warrants with a cash settlement provision			1,636,000			1,636,000
Common stock purchase warrants issued to consultants			4,000			4,000
Employee stock-based compensation expense, net of forfeitures			1,154,000			1,154,000
Foreign currency translation adjustment				62,000		62,000
Net income (loss)					(5,431,000)	(5,431,000)
Ending balance, amount at Mar. 31, 2013	0	1,000	144,816,000	(2,991,000)	(137,745,000)	4,081,000
Ending balance, shares at Mar. 31, 2013	0	6,583,150
Issuance of common stock offering, net of commissions, expenses and other offering costs, shares		1,000,620
Issuance of common stock offering, net of commissions, expenses and other offering costs, amount			3,188,000			3,188,000
Fair value of common stock purchase warrants issued with a cash settlement provision			(3,292,000)			(3,292,000)
Issuance of common stock for services, shares		105,981
Issuance of common stock for services, amount			341,000			341,000
Reclassification of liability to equity related to the modification of common stock purchase warrants with a cash settlement provision			1,683,000			1,683,000
Issuance of common stock in connection with the exercise of common stock purchase warrants, shares		449,620
Issuance of common stock in connection with the exercise of common stock purchase warrants, amount			1,295,000			1,295,000
Issuance of common stock in conenction with the cashless exercise of common stock purchase warrants, shares		20,774
Common stock purchase warrants issued to consultants			3,000			3,000
Employee stock-based compensation expense, net of forfeitures			1,107,000			1,107,000
Foreign currency translation adjustment				(78,000)		(78,000)
Net income (loss)					3,735,000	3,735,000
Ending balance, amount at Mar. 31, 2014	$ 0	$ 1,000	$ 149,141,000	$ (3,069,000)	$ (134,010,000)	$ 12,063,000
Ending balance, shares at Mar. 31, 2014	0	8,160,145